Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation For CEO		Compensation Actually Paid to CEO (2)		Average SCT Total Compensation for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Company Selected Measure – Adjusted Operating Income(4) ($)

	Darryl Rawlings ($)	Margi Tooth ($)	Darryl Rawlings ($)	Margi Tooth ($)			Cumulative TSR ($)	Peer Group Cumulative TSR(3) ($)

2025	—	4,113,742	—	2,580,122	2,143,357	1,552,002	31.22	166.80	19,433,000	151,884,000
2024	1,703,370	4,408,563	2,978,754	6,556,782	1,401,629	2,399,235	131.12	188.76	(9,633,000)	114,468,000
2023	321,898	N/A	(231,457)	N/A	705,736	252,893	83.00	176.19	(44,693,000)	83,545,000
2022	1,656,281	N/A	(4,037,132)	N/A	3,470,294	(1,316,756)	129.30	105.70	(44,672,000)	89,255,000
2021	4,962,422	N/A	5,890,091	N/A	3,953,082	4,603,908	359.17	175.96	(35,530,000)	78,454,000

Company Selected Measure Name	adjusted operating income
Named Executive Officers, Footnote	The CEO and other NEOs for the indicated years were as follows: (i) for 2025, our CEO was Margi Tooth, and our other NEOs were Fawwad Qureshi, John Gallagher, Emily Dreyer, and Dr. Steve Weinrauch, (ii) for 2024, our CEOs were Darryl Rawlings and Margi Tooth, and our other NEOs were Fawwad Qureshi, John Gallagher, Chris Kearns, and Brenna McGibney, (iii) for 2023, our CEO was Mr. Rawlings, and our other NEOs were Mr. Qureshi, Wei Li, Drew Wolff, Ms. Tooth, Mr. Gallagher, and Dr. Steve Weinrauch, (iv) for 2022, our CEO was Mr. Rawlings, and our other NEOs were Mr. Wolff, Ms. Tooth, Tricia Plouf, and Emily Dreyer, and (v) for 2021, our CEO was Mr. Rawlings, and our other NEOs were Mr. Wolff, Ms. Tooth, Ms. Plouf, and Gavin Friedman.
Peer Group Issuers, Footnote	The Company used the NASDAQ-100 Tech Peer Group Cumulative TSR for each covered fiscal year.
PEO Total Compensation Amount	$ 4,113,742		$ 321,898	$ 1,656,281	$ 4,962,422
PEO Actually Paid Compensation Amount	$ 2,580,122		(231,457)	(4,037,131)	5,890,092
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with our methodology used for financial reporting purposes.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value (i)	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid

2025	CEO Ms. Tooth	$4,113,742	$(2,434,500)	$1,956,625	$(590,733)	$(465,012)	$—	$2,580,122
	Other NEOs	$2,143,357	$(1,373,133)	$1,099,893	$(169,019)	$(149,096)	$—	$1,552,002
2024	Mr. Rawlings	$1,703,370	$(1,499,850)	$2,548,375	$132,091	$94,767	$—	$2,978,754
	Ms. Tooth	$4,408,563	$(3,609,111)	$4,894,703	$583,858	$278,769	$—	$6,556,782
	Other NEOs	$1,401,629	$(923,206)	$1,531,048	$271,373	$118,391	$—	$2,399,235
2023	CEO	$321,898	$—	$—	$(268,695)	$(284,660)	$—	$(231,457)
	Other NEOs	$705,736	$(418,688)	$605,318	$(507,704)	$(131,770)	$—	$252,893
2022	CEO	$1,656,281	$(1,356,281)	$719,224	$(3,095,658)	$(1,960,698)	$—	$(4,037,131)
	Other NEOs	$3,470,294	$(3,169,003)	$1,680,494	$(2,038,922)	$(1,259,619)	$—	$(1,316,756)
2021	CEO	$4,962,422	$(4,623,067)	$5,788,691	$340,352	$(578,307)	$—	$5,890,092
	Other NEOs	$3,953,082	$(3,635,556)	$4,529,917	$376,093	$(619,628)	$—	$4,603,908
	i.With the exception of named executive officers, the Company issued short-term incentive awards (cash bonuses) to its team members on a monthly basis. In lieu of taking their full cash bonus amount, team members may elect to convert all or a portion of their cash bonus into equity, in the form of RSUs, with a 20% premium to cash on value, fully vested on grant date and subject to a two year lock-up. To avoid double counting, the average grant date fair value of RSUs granted pursuant to certain named executive officers electing to convert their cash bonus into RSUs is excluded from the column in this table for each covered fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 2,143,357	$ 1,401,629	705,736	3,470,294	3,953,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,552,002	2,399,235	252,893	(1,316,756)	4,603,908
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on total compensation reported for our CEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with our methodology used for financial reporting purposes.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value (i)	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid

2025	CEO Ms. Tooth	$4,113,742	$(2,434,500)	$1,956,625	$(590,733)	$(465,012)	$—	$2,580,122
	Other NEOs	$2,143,357	$(1,373,133)	$1,099,893	$(169,019)	$(149,096)	$—	$1,552,002
2024	Mr. Rawlings	$1,703,370	$(1,499,850)	$2,548,375	$132,091	$94,767	$—	$2,978,754
	Ms. Tooth	$4,408,563	$(3,609,111)	$4,894,703	$583,858	$278,769	$—	$6,556,782
	Other NEOs	$1,401,629	$(923,206)	$1,531,048	$271,373	$118,391	$—	$2,399,235
2023	CEO	$321,898	$—	$—	$(268,695)	$(284,660)	$—	$(231,457)
	Other NEOs	$705,736	$(418,688)	$605,318	$(507,704)	$(131,770)	$—	$252,893
2022	CEO	$1,656,281	$(1,356,281)	$719,224	$(3,095,658)	$(1,960,698)	$—	$(4,037,131)
	Other NEOs	$3,470,294	$(3,169,003)	$1,680,494	$(2,038,922)	$(1,259,619)	$—	$(1,316,756)
2021	CEO	$4,962,422	$(4,623,067)	$5,788,691	$340,352	$(578,307)	$—	$5,890,092
	Other NEOs	$3,953,082	$(3,635,556)	$4,529,917	$376,093	$(619,628)	$—	$4,603,908
	i.With the exception of named executive officers, the Company issued short-term incentive awards (cash bonuses) to its team members on a monthly basis. In lieu of taking their full cash bonus amount, team members may elect to convert all or a portion of their cash bonus into equity, in the form of RSUs, with a 20% premium to cash on value, fully vested on grant date and subject to a two year lock-up. To avoid double counting, the average grant date fair value of RSUs granted pursuant to certain named executive officers electing to convert their cash bonus into RSUs is excluded from the column in this table for each covered fiscal year.
Compensation Actually Paid vs. Total Shareholder Return
The charts below describe the relationship between compensation actually paid to our Chief Executive Officers and to our other named executives officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 31.22	131.12	83.00	129.30	359.17
Peer Group Total Shareholder Return Amount	166.80	188.76	176.19	105.70	175.96
Net Income (Loss)	$ 19,433,000	$ (9,633,000)	$ (44,693,000)	$ (44,672,000)	$ (35,530,000)
Company Selected Measure Amount	151,884,000	114,468,000	83,545,000	89,255,000	78,454,000
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted Operating Income
Non-GAAP Measure Description	In accordance with SEC rules, we are required to include in the Pay versus Performance table the "most important" financial measure (as determined by us) used to link compensation actually paid to our Chief Executive Officer and to our other named executive officers to our performance for the most recently completed fiscal year. We determined adjusted operating income, which is a measure included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.
Measure:: 2
Pay vs Performance Disclosure
Name	•Lifetime Value of Pets (LVP)
Measure:: 3
Pay vs Performance Disclosure
Name	•Internal Rate of Return (subscription business) (IRR)
Measure:: 4
Pay vs Performance Disclosure
Name	•Growth of Intrinsic Value per Share
Darryl Rawlings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 1,703,370	$ 321,898	$ 1,656,281	$ 4,962,422
PEO Actually Paid Compensation Amount	$ 0	2,978,754	(231,457)	(4,037,132)	5,890,091
PEO Name	Darryl Rawlings
Margi Tooth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,113,742	4,408,563
PEO Actually Paid Compensation Amount	$ 2,580,122	6,556,782
PEO Name	Margi Tooth
PEO | Stock Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,434,500)		0	(1,356,281)	(4,623,067)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,956,625		0	719,224	5,788,691
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(590,733)		(268,695)	(3,095,658)	340,352
PEO | Equity Awards Vested During The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,012)		(284,660)	(1,960,698)	(578,307)
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Darryl Rawlings [Member] | Stock Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,499,850)
PEO | Darryl Rawlings [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,548,375
PEO | Darryl Rawlings [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		132,091
PEO | Darryl Rawlings [Member] | Equity Awards Vested During The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		94,767
PEO | Darryl Rawlings [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Margi Tooth [Member] | Stock Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,609,111)
PEO | Margi Tooth [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,894,703
PEO | Margi Tooth [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		583,858
PEO | Margi Tooth [Member] | Equity Awards Vested During The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		278,769
PEO | Margi Tooth [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Stock Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,373,133)	(923,206)	(418,688)	(3,169,003)	(3,635,556)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,893	1,531,048	605,318	1,680,494	4,529,917
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,019)	271,373	(507,704)	(2,038,922)	376,093
Non-PEO NEO | Equity Awards Vested During The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,096)	118,391	(131,770)	(1,259,619)	(619,628)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0